Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	12,500,000	12,500,000
Ordinary shares, shares outstanding	[1]	12,500,000	12,500,000

[1]	The share amounts are presented on a retrospective basis.